Unaudited Quarterly Financial Data (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended																12 Months Ended
	Dec. 31, 2011		Sep. 30, 2011		Jun. 30, 2011		Mar. 31, 2011		Dec. 31, 2010		Sep. 30, 2010		Jun. 30, 2010		Mar. 31, 2010		Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Quarterly Financial Information Disclosure [Abstract]
Total gross revenues(1)	$ 80,988	[1]	$ 80,466	[1]	$ 78,468	[1]	$ 78,302	[1]	$ 77,619	[2]	$ 78,393	[2]	$ 76,432	[2]	$ 76,938	[2]	$ 318,224	$ 309,382	$ 322,509
Net loss	14,016		(30,844)		(56,957)		(15,993)		14,277		7,340		(29,701)		(29,326)		(89,778)	(37,410)	(211,272)
Net income (loss) attributable to common shareholders	$ 7,504		$ (37,048)		$ (50,539)		$ (23,638)		$ 5,273		$ 58		$ (30,379)		$ (33,048)		$ (79,584)	$ (32,960)	$ (210,152)
Net income (loss) attributable to common shareholders - basic and diluted per share									$ 0.04		$ 0.00		$ (0.23)		$ (0.27)		$ (0.68)	$ (0.44)	$ (2.22)
Earnings Per Share, Basic	$ 0.05		$ (0.24)		$ (0.33)		$ (0.16)
Net income (loss) attributable to common shareholders - diluted per share	$ 0.05		$ (0.24)		$ (0.33)		$ (0.21)

[1]	All periods have been adjusted to reflect the impact of properties sold during the six months ended June 30, 2012 and the years ended December 31, 2011 and 2010, and properties classified as held for sale, which are reflected in discontinued operations in the Consolidated Statements of Operations.
[2]	Joint venture investment. The Company has guaranteed completion to the ground owner. The guarantee obligation was valued at $1,500 and is included in accounts payable and other liabilities in the Consolidated Balance Sheet. In addition, the Company may loan a maximum of $4,398 to the joint venture under certain circumstances. The difference between the Company's expected contribution and the estimated completion cost represents the joint venture partner's equity.